Consolidated Statements of Operations - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
REVENUES	$ 2,018,333	$ 0
COST OF GOODS SOLD	2,348,567	0
GROSS LOSS	(330,234)	0
OPERATING EXPENSES:
Selling, general and administrative	978,208	29,688
Salaries, wages and payroll taxes	1,972,067	0
Professional fees	1,538,103	74,354
Depreciation and amortization	228,614	12,757
Debt transaction expenses	0	42,750
TOTAL OPERATING EXPENSES	4,716,992	159,549
OPERATING LOSS	(5,047,226)	(159,549)
OTHER INCOME (EXPENSE):
Interest expense	(517,754)	(31,662)
Gain (Loss) on change in fair market value of derivative liabilities	125,107	(30,944)
Gain on forgiveness of debt	35,750	0
TOTAL OTHER INCOME (EXPENSE)	(337,044)	107,675
NET LOSS	(5,384,270)	(51,874)
Net loss attributable to non-controlling interests in variable interest entity and subsidiary	113,681	0
Net loss attributable to Company stockholders	$ (5,270,589)	$ (51,874)
LOSS PER SHARE
Basic	$ (0.00)	$ (0.00)
Diluted	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic	5,290,107,585	4,457,294,486
Diluted	5,290,107,585	4,457,294,486